PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment, Net [Abstract]
Schedule of Property and Equipment

	December 31,
	2015	2014
Cost:
Computers and peripheral equipment	$118,326	$109,266
Office furniture and equipment	8,537	11,355
Leasehold improvements	29,106	28,809

	155,969	149,430
Accumulated depreciation:
Computers and peripheral equipment	95,056	86,794
Office furniture and equipment	6,372	8,684
Leasehold improvements	15,328	13,782

	116,756	109,260

Depreciated cost	$39,213	$40,170